Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2017
Schedule II - Valuation and Qualifying Accounts
Schedule II - Valuation and Qualifying Accounts

Universal Hospital Services, Inc.

Schedule II - Valuation and Qualifying Accounts

(in thousands)

Description	Balance - Beginning of Year	Charged to Costs and Expense	Deductions from Reserves	Balance - End of Year
Allowance for Doubtful Accounts
Year Ended December 31, 2017	$1,530	$359	$655	$1,234
Year Ended December 31, 2016	1,500	215	185	1,530
Year Ended December 31, 2015	2,035	69	604	1,500
Income Tax Valuation Allowance
Year Ended December 31, 2017	$63,672	$(19,269)	$—	$44,403
Year Ended December 31, 2016	59,715	3,957	—	63,672
Year Ended December 31, 2015	55,037	4,678	—	59,715